Long Term Borrowings (Tables)	9 Months Ended
Sep. 30, 2020
Borrowings [abstract]
Summary of Loans

	December 31, 2019	September 30, 2020
Unsecured borrowings
Loans from government	$7,361,124	$7,245,041
Other long-term borrowings	4,813,176	4,894,331
Interest payables	3,183,507	3,654,938
Loans from shareholders	1,707,498	1,704,766

	$17,065,305	$17,499,076

Unsecured borrowings from related parties
Loans from related parties	$552,426	$551,541
Interest payables	13,750	52,161

	$566,176	$603,702